Quarterly Financial Information (Summary of Selected Quarterly Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended	3 Months Ended							9 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2013		Oct. 14, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Oct. 14, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013
Effect of Fourth Quarter Events [Line Items]
Revenues	$ 40,462		$ 6,967	$ 57,945	$ 40,462	$ 158,226
Operating income	6,203		1,143	9,913	6,203	23,592
Net income (loss)	4,002		445	3,157	3,154	10,445
Net income available to common stockholders	3,154	[1]		3,157	3,154	10,445
Net income per share-basic	$ 0.11			$ 0.11	$ 0.11	$ 0.36
Net income per share-diluted	$ 0.11	[1],[2]		$ 0.11	$ 0.11	$ 0.36
Historical Predecessor [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues							46,020	42,940	41,498	38,173	36,254	36,689	34,643	130,458	137,425	145,759	130,396
Operating income							7,048	6,024	5,568	4,203	3,933	6,014	1,365	18,640	19,783	15,515	18,597
Net income (loss)							2,709	(1,232)	(2,074)	(1,608)	(1,757)	(266)	(6,136)	(597)	(152)	(9,767)	(909)
Qualitytech, LP [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues				57,945		158,226	46,020	42,940	41,498	38,173	36,254	36,689	34,643	130,458		145,759	130,396	47,429	177,887
Operating income				9,913		23,592	7,048	6,024	5,568	4,203	3,933	6,014	1,365	18,640		15,515	18,597	7,346	25,986
Net income (loss)							$ 2,709	$ (1,232)	$ (2,074)	$ (1,608)	$ (1,757)	$ (266)	$ (6,136)					$ 4,447

[1]
[2]	Net income per share attributable to QTS Realty Trust, Inc. for the period October 15, 2013 through December 31, 2013.